Schedule Of Market-based RSU (Details) - Market-based Restricted Stock Units [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Stock Units, Unvested | shares	8,000,000
Weighted Average Grant Date Value, Unvested | $ / shares	$ 2.13
Granted | shares	4,356,450
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.17
Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Number of Restricted Stock Units, Unvested | shares	12,356,450
Weighted Average Grant Date Value, Unvested | $ / shares	$ 1.75